Collateral Financing Arrangements	12 Months Ended
Dec. 31, 2016
Secured Debt [Abstract]
Collateral Financing Arrangements
13. Collateral Financing Arrangement
Information related to the collateral financing arrangement associated with the closed block was as follows at:

	December 31,
	2016	2015
	(In millions)
Surplus notes outstanding (1)	$1,274	$1,342
Receivable from unaffiliated financial institution (1)	$166	$174
Pledged collateral (2)	$160	$67
Assets held in trust (2)	$1,211	$1,181
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(1)	Carrying value.

(2)	Estimated fair value.
Interest expense on the collateral financing arrangement associated with the closed block was $24 million, $20 million and $19 million for the years ended December 31, 2016, 2015 and 2014, respectively, which is included in other expenses.
In December 2007, MLIC reinsured a portion of its closed block liabilities to MRC, a wholly-owned subsidiary of MetLife, Inc. In connection with this transaction, MRC issued, to investors placed by an unaffiliated financial institution, $2.5 billion in aggregate principal amount of 35-year surplus notes to provide statutory reserve support for the assumed closed block liabilities. Interest on the surplus notes accrues at an annual rate of three-month LIBOR plus 0.55%, payable quarterly. The ability of MRC to make interest and principal payments on the surplus notes is contingent upon South Carolina regulatory approval.
Simultaneously with the issuance of the surplus notes, MetLife, Inc. entered into an agreement with the unaffiliated financial institution, under which MetLife, Inc. is entitled to the interest paid by MRC on the surplus notes of three-month LIBOR plus 0.55% in exchange for the payment of three-month LIBOR plus 1.12%, payable quarterly on such amount as adjusted, as described below. MetLife, Inc. may also be required to pledge collateral or make payments to the unaffiliated financial institution related to any decline in the estimated fair value of the surplus notes. Any such payments are accounted for as a receivable and included in other assets on the Company’s consolidated balance sheets and do not reduce the principal amount outstanding of the surplus notes. Such payments, however, reduce the amount of interest payments due from MetLife, Inc. under the agreement. Any payment received from the unaffiliated financial institution reduces the receivable by an amount equal to such payment and also increases the amount of interest payments due from MetLife, Inc. under the agreement. In addition, the unaffiliated financial institution may be required to pledge collateral to MetLife, Inc. related to any increase in the estimated fair value of the surplus notes. MetLife, Inc. may also be required to make a payment to the unaffiliated financial institution in connection with any early termination of this agreement.
During 2016 and 2015, following regulatory approval, MRC repurchased $68 million and $57 million, respectively, in aggregate principal amount of the surplus notes. Cumulatively, since December 2007, MRC repurchased $1.2 billion in aggregate principal amount of the surplus notes as of December 31, 2016. Payments made by the Company in 2016 and 2015 associated with the repurchases were exclusive of accrued interest on the surplus notes. In connection with the repurchases during 2016 and 2015, the Company received payments in the aggregate amount of $8 million each year from the unaffiliated financial institution, which reduced the amount receivable from the unaffiliated financial institution by $8 million each year. No other payments related to an increase or decrease in the estimated fair value of the surplus notes were made by MetLife, Inc. or received from the unaffiliated financial institution during 2016, 2015 or 2014.
A majority of the proceeds from the offering of the surplus notes was placed in a trust, which is consolidated by the Company, to support MRC’s statutory obligations associated with the assumed closed block liabilities. During the years ended December 31, 2016, 2015 and 2014, MRC transferred $1 million, $30 million and $467 million, respectively, out of the trust to its general account. The assets are principally invested in fixed maturity securities and are presented as such within the Company’s consolidated balance sheets, with the related income included within net investment income on the Company’s consolidated statements of operations.